Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 9

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), September 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 1.4%
South Africa 1.4%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 161,018,517 —
b
Platinum Group Metals Ltd. , ( CAD
Traded) ...................... Metals & Mining 2,359,882 3,367,895
b
Platinum Group Metals Ltd. , ( USD
Traded) ...................... Metals & Mining 469,750 671,742
b,d
Platinum Group Metals Ltd. , ( USD
Traded) , 144A ................. Metals & Mining 48,837 69,697
4,109,334
Total Common Stocks (Cost $ 5,513,828 ) .......................................
4,109,334
Principal
Amount
*
a a a a a
Corporate Bonds 8.0%
Bermuda 0.0%
†
a
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............. Wireless Telecommunication Services 584,241 16,363
Zero Cpn., 11/17/33 ............. Wireless Telecommunication Services 4,756 3,134
Zero Cpn., 11/17/33 ............. Wireless Telecommunication Services 204,965 7,987
27,484
Costa Rica 3.7%
a ,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 10,467,360 10,830,491
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 61,769,102 —
—
United Kingdom 4.3%
a ,d
ICBC Standard Bank plc , 144A, 15% ,
4/15/26 ...................... Banks 152,830,000,000 UZS 12,639,975
Total Corporate Bonds (Cost $ 57,181,383 ) ......................................
23,497,950
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 91.9%
Argentina 2.9%
Argentina Government Bond ,
Senior Bond , 4.125% , 7/09/35 ..... 16,852,222 8,131,197
Senior Note , 0.75% , 7/09/30 ...... 929,064 564,406
8,695,603
Benin 2.9%
d
Benin Government Bond ,
Senior Bond , 144A, 4.875% , 1/19/32 5,340,000 EUR 5,328,745
Senior Bond , 144A, 4.95% , 1/22/35 . 1,410,000 EUR 1,320,719

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Benin (continued)
d
Benin Government Bond, (continued)
Senior Bond , 144A, 6.875% , 1/19/52 2,070,000 EUR $ 1,936,180
8,585,644
Colombia 1.0%
Colombia Titulos de Tesoreria ,
B , 7.25% , 10/18/34 ............. 4,572,000,000 COP 901,960
B , 6.25% , 7/09/36 .............. 1,386,000,000 COP 241,576
B , 9.25% , 5/28/42 .............. 8,661,000,000 COP 1,817,028
2,960,564
Dominican Republic 5.1%
d
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6.85% , 1/27/45 14,000,000 14,957,143
Ecuador 9.4%
d
Ecuador Government Bond ,
Senior Bond , 144A, 5.5% , 7/31/35 .. 30,733,500 17,546,105
Senior Note , 144A, 6.9% , 7/31/30 .. 14,039,700 10,246,980
27,793,085
Egypt 2.6%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 213,900,000 EGP 4,349,330
d
Senior Bond , 144A, 8.75% , 9/30/51 . 2,960,000 2,428,606
d
Senior Bond , 144A, 7.5% , 2/16/61 .. 1,130,000 820,673
7,598,609
El Salvador 0.8%
d
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 2,650,000 2,294,548
Gabon 3.9%
d
Gabon Government Bond ,
Senior Bond , 144A, 6.95% , 6/16/25 . 1,740,000 1,635,139
Senior Bond , 144A, 6.625% , 2/06/31 6,860,000 5,326,149
Senior Bond , 144A, 7% , 11/24/31 ... 5,960,000 4,622,808
11,584,096
Ghana 1.5%
e
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 13,664,115 GHS 616,749
PIK, 8.5% , 2/15/28 .............. 16,781,951 GHS 671,195
PIK, 8.65% , 2/13/29 ............. 14,490,894 GHS 522,884
PIK, 8.8% , 2/12/30 .............. 16,359,841 GHS 543,302
PIK, 8.95% , 2/11/31 ............. 10,063,155 GHS 311,341
PIK, 9.1% , 2/10/32 .............. 15,382,049 GHS 451,241
PIK, 9.25% , 2/08/33 ............. 14,905,364 GHS 415,256
PIK, 9.4% , 2/07/34 .............. 8,438,257 GHS 227,922
PIK, 9.55% , 2/06/35 ............. 6,054,061 GHS 160,015
PIK, 9.7% , 2/05/36 .............. 6,561,466 GHS 170,991
PIK, 9.85% , 2/03/37 ............. 6,580,112 GHS 170,103
PIK, 10% , 2/02/38 .............. 6,598,784 GHS 170,020
4,431,019

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.9%
India Government Bond ,
7.26% , 1/14/29 ................ 778,000,000 INR $ 9,522,104
Senior Bond , 7.18% , 8/14/33 ...... 399,000,000 INR 4,894,260
14,416,364
Ivory Coast 5.0%
d
Cote d'Ivoire Government Bond , Senior
Bond , 144A, 6.625% , 3/22/48 ...... 1,140,000 EUR 1,048,672
d
Ivory Coast Government Bond ,
Senior Bond , 144A, 5.25% , 3/22/30 . 2,500,000 EUR 2,660,598
Senior Bond , 144A, 5.875% , 10/17/31 4,000,000 EUR 4,226,175
Senior Bond , 144A, 4.875% , 1/30/32 6,930,000 EUR 6,829,479
14,764,924
Kazakhstan 7.4%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 123,900,000 KZT 251,658
15.35% , 11/18/27 ............... 21,000,000 KZT 46,648
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 283,500,000 KZT 545,448
10.4% , 4/12/28 ................ 738,400,000 KZT 1,449,385
15.3% , 3/03/29 ................ 1,819,600,000 KZT 4,123,291
11% , 3/31/29 .................. 274,670,000 KZT 544,704
10.55% , 7/28/29 ................ 771,400,000 KZT 1,489,567
11% , 2/04/30 .................. 706,110,000 KZT 1,385,462
12% , 3/07/30 .................. 1,963,150,000 KZT 3,983,363
12% , 2/22/31 .................. 1,034,880,000 KZT 2,092,873
10.3% , 3/17/31 ................ 570,900,000 KZT 1,070,064
14% , 5/12/31 .................. 582,100,000 KZT 1,287,191
Senior Bond , 5.49% , 3/27/27 ...... 706,000,000 KZT 1,264,500
Senior Bond , 5% , 4/18/28 ........ 552,330,000 KZT 917,019
Senior Bond , 5.5% , 9/20/28 ....... 301,700,000 KZT 498,404
Senior Bond , 7.68% , 8/13/29 ...... 438,100,000 KZT 759,770
21,709,347
Kenya 4.1%
d
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 11,980,000 12,129,750
Mexico 9.1%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 17,130,000 MXN 912,046
M , Senior Bond , 7.75% , 11/23/34 ... 53,170,000 MXN 2,425,108
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 85,760,000 MXN 3,896,200
M , Senior Bond , 8.5% , 5/31/29 ..... 8,900,000 MXN 441,361
M , Senior Bond , 8.5% , 11/18/38 .... 31,390,000 MXN 1,469,249
M , Senior Bond , 7.75% , 11/13/42 ... 67,590,000 MXN 2,866,939
Petroleos Mexicanos ,
d
Senior Bond , Reg S, 4.875% , 2/21/28 3,550,000 EUR 3,782,772
d
Senior Bond , Reg S, 4.75% , 2/26/29 1,910,000 EUR 1,976,201
Senior Note , 6.84% , 1/23/30 ...... 9,790,000 9,072,111
26,841,987

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia 1.2%
d
Mongolia Government Bond , Senior
Bond , 144A, 4.45% , 7/07/31 ....... 3,855,000 $ 3,433,152
Oman 5.4%
d
Oman Government Bond , Senior Bond ,
144A, 4.75% , 6/15/26 ............ 15,970,000 15,946,205
Panama 2.4%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 920,000 941,926
Senior Bond , 6.7% , 1/26/36 ....... 4,030,000 4,209,755
Senior Bond , 6.875% , 1/31/36 ..... 1,770,000 1,860,654
7,012,335
Romania 2.6%
d
Romania Government Bond ,
Senior Bond , 144A, 2.75% , 4/14/41 . 1,420,000 EUR 1,071,330
Senior Bond , 144A, 2.875% , 4/13/42 7,350,000 EUR 5,541,563
Senior Note , 144A, 1.75% , 7/13/30 .. 950,000 EUR 904,549
7,517,442
Seychelles 0.7%
d
Seychelles International Bond , Senior
Bond , Reg S, 8% , 1/01/26 ........ 1,965,510 1,981,418
South Africa 6.5%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 142,300,000 ZAR 7,627,513
Senior Bond , 8.5% , 1/31/37 ....... 83,390,000 ZAR 4,192,859
Senior Bond , 9% , 1/31/40 ........ 146,300,000 ZAR 7,412,678
19,233,050
Sri Lanka 0.6%
d ,f
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 2,420,000 1,359,893
Senior Bond , 144A, 6.75% , 4/18/28 . 200,000 112,979
Senior Bond , 144A, 7.85% , 3/14/29 . 291,000 164,385
1,637,257
Supranational 4.0%
g
Asian Development Bank , Senior Note ,
10.1% , 1/23/26 ................ 48,270,000,000 COP 11,717,329
Uganda 3.0%
Uganda Government Bond ,
14.25% , 8/23/29 ................ 229,000,000 UGX 59,801
16% , 11/14/30 ................. 2,987,000,000 UGX 824,238
17% , 4/03/31 .................. 248,000,000 UGX 71,375
14.375% , 2/03/33 ............... 8,797,000,000 UGX 2,248,691
16% , 5/14/37 .................. 21,232,000,000 UGX 5,761,079
8,965,184
Uruguay 2.0%
h
Uruguay Government Bond , Index
Linked, Senior Bond , 3.7% , 6/26/37 . 236,977,844 UYU 5,806,157

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Uzbekistan 0.9%
d
Uzbekistan Government Bond , Senior
Note , 144A, 16.25% , 10/12/26 ..... 34,790,000,000 UZS $ 2,644,194
Zambia 2.0%
Zambia Government Bond , 14% ,
11/23/27 ..................... 182,000,000 ZMW 6,020,610
Total Foreign Government and Agency Securities (Cost $ 273,924,451 ) ............
270,677,016
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 336,619,662 ) ...............................
298,284,300
Short Term Investments 13.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.6%
Egypt 9.6%
i
Egypt Treasury Bills ,
3/04/25 ...................... 647,200,000 EGP 11,981,206
3/18/25 ...................... 884,475,000 EGP 16,213,954
28,195,160
Total Foreign Government and Agency Securities (Cost $ 28,608,042 ) ..............
28,195,160
U.S. Government and Agency Securities 2.4%
United States 2.4%
i
U.S. Treasury Bills , 10/03/24 ........ 7,000,000 6,998,176
Total U.S. Government and Agency Securities (Cost $ 6,998,240 ) ..................
6,998,176
Shares
Money Market Funds 1.8%
United States 1.8%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 5,390,278 5,390,278
Total Money Market Funds (Cost $ 5,390,278 ) ...................................
5,390,278
a a a a a
Total Short Term Investments (Cost $ 40,996,560 ) ................................
40,583,614
a a a
Total Investments (Cost $ 377,616,222 ) 115.1% ..................................
$338,867,914
Credit Facility (18.7) % ........................................................
(55,000,000)
Other Assets, less Liabilities 3.6% .............................................
10,716,985
Net Assets 100.0% ...........................................................
$294,584,899
a a a

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $146,986,782, representing 49.9% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 1,382,976,200 16,535,855 10/03/24 $ — $ (29,973)
Indian Rupee ...... HSBK Sell 1,382,976,200 16,513,149 10/03/24 7,267 —
Malaysian Ringgit ... GSCO Buy 51,620,000 10,979,475 10/07/24 1,537,247 —
Uruguayan Peso .... HSBK Buy 565,240,000 14,472,923 10/25/24 — (160,098)
Columbian Peso .... GSCO Buy 31,120,000,000 7,554,168 10/28/24 — (167,525)
Columbian Peso .... JPHQ Buy 20,699,500,000 5,025,309 10/28/24 — (112,076)
Columbian Peso .... MSCO Buy 45,760,000,000 11,108,953 10/28/24 — (247,360)
Brazilian Real ...... JPHQ Buy 90,506,000 16,169,333 11/04/24 430,470 —
Brazilian Real ...... MSCO Buy 44,800,000 7,825,874 11/04/24 390,942 —
Chilean Peso ...... HSBK Buy 1,845,200,000 1,926,357 11/04/24 126,199 —
Indian Rupee ...... HSBK Buy 356,808,577 4,247,317 11/04/24 4,141 —
Chilean Peso ...... HSBK Buy 1,499,500,000 1,606,406 11/13/24 61,510 —
Chilean Peso ...... JPHQ Buy 1,695,700,000 1,817,198 11/13/24 68,955 —
Mexican Peso ...... HSBK Buy 48,212,972 2,467,262 11/22/24 — (38,350)
Mexican Peso ...... BNDP Buy 43,984,366 2,216,670 11/26/24 2,126 (4,271)
Mexican Peso ...... HSBK Buy 43,907,786 2,225,623 11/26/24 — (14,953)
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,381,492 12/16/24 95,642 —
Indian Rupee ...... CITI Buy 837,760,460 9,943,744 12/18/24 15,725 —
Malaysian Ringgit ... GSCO Buy 43,100,000 9,908,046 12/18/24 585,476 —
South Korean Won .. DBAB Buy 17,292,000,000 12,967,379 12/18/24 195,914 —
South Korean Won .. HSBK Buy 526,000,000 393,592 12/18/24 6,818 —
Thai Baht ......... DBAB Buy 465,792,000 13,226,152 12/18/24 1,217,814 —
Thai Baht ......... DBAB Sell 465,792,000 13,442,770 12/18/24 — (1,001,195)
Indian Rupee ...... HSBK Buy 1,382,976,200 16,457,341 12/23/24 — (20,893)
Uzbekistan Sum .... DBAB Buy 20,900,000,000 1,562,033 1/29/25 28,060 —
Mexican Peso ...... BNDP Buy 15,984,356 773,295 3/10/25 18,710 —
Hungarian Forint .... BNDP Buy 6,043,670,000 16,736,647 3/17/25 92,273 —
Total Forward Exchange Contracts ................................................... $4,885,289 $(1,796,694)
Net unrealized appreciation (depreciation) ............................................ $3,088,595
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 30, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 13.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL $ (221,735) $ — $ (221,735)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (214,526) — (214,526)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (247,488) — (247,488)
Receive Fixed 11.3% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 60,319,728 BRL (224,149) — (224,149)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (36,994) — (36,994)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP 1,693,122 — 1,693,122
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 44,361,792 BRL (317,257) — (317,257)
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (81,638) — (81,638)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (112,242) — (112,242)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (99,353) — (99,353)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (52,453) — (52,453)
Total Interest Rate Swap Contracts .................................... $85,287 $ — $85,287
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 30, 2024 , investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2024, the Fund held investments in affiliated management investment companies as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
10,467,360
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 10,467,360 10,830,491
Total Restricted Securities (Value is 3.7% of Net Assets) .............. $11,125,857 $10,830,491
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of September 30, 2024.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $6,793,498 $191,006,565 $(192,409,785) $— $— $5,390,278 5,390,278 $474,890
Total Affiliated Securities ... $6,793,498 $191,006,565 $(192,409,785) $— $— $5,390,278 $474,890
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 4,109,334 $ — $ —
a
$ 4,109,334
Corporate Bonds ........................ — — 23,497,950
a
23,497,950
Foreign Government and Agency Securities .... — 270,677,016 — 270,677,016
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,390,278 35,193,336 — 40,583,614
Total Investments in Securities ........... $9,499,612 $305,870,352 $23,497,950 $338,867,914
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,885,289 $— $4,885,289
Swap Contracts ......................... — 1,693,122 — 1,693,122
Total Other Financial Instruments ......... $— $6,578,411 $— $6,578,411
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 1,796,694 $ — $ 1,796,694
Swap Contracts ......................... — 1,607,835 — 1,607,835
Total Other Financial Instruments ......... $— $3,404,529 $— $3,404,529
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2024, are as follows:
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks:
South Africa .. $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds:
Bermuda .... — — (84,810) 113,558 — 14,027 61,300 (76,591) 27,484 (71,199)
Costa Rica ... 10,802,979 — (348,480) — — — — 375,992 10,830,491 375,578
South Africa .. —
d
— — — — — — — —
d
—
United Kingdom — 12,057,208 — — — 15,724 — 567,043 12,639,975 567,043
Escrows and
Litigation Trusts —
d
— — — — — — — —
d
—
Total Investments in
Securities ....... $10,802,979 $12,057,208 $(433,290) $113,558 $— $29,751 $61,300 $866,444 $23,497,950 $871,422
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....
$10,830,491 Discounted cash
flow
Discount rate
b
7.2% Decrease
All Other
...........
12,667,459
c,d
Total
..................
$23,497,950
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UGX
Ugandan Shilling
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
ZMW
Zambian Kwacha
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 10.65%
1-day IBR .......................... 10.08%
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.